Net Income (Loss) Per Share Attributable to Class A Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Class A Common Shareholders
The calculations of basic and diluted net income (loss) per share attributable to Class A common shareholders are presented below:

For the period from June 24, 2021 through December 31, 2021
Numerator:
Net income (loss) attributable to Perella Weinberg Partners - basic	$(9,421)
Dilutive effect from assumed exchange of PWP OpCo Units, net of tax	(51,904)
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$(61,325)
Denominator:
Weighted average shares of Class A common stock outstanding - basic	42,595,712
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units	50,154,199
Weighted average shares of Class A common stock outstanding - diluted	92,749,911
Net income (loss) per share attributable to Class A common shareholders
Basic	$(0.22)
Diluted	$(0.66)

Schedule of Weighted Average Potentially Dilutive Shares Excluded from Computation of Diluted Net Income (Loss) Per Share
The following table presents the weighted average potentially dilutive shares that were excluded from the calculation of diluted net income (loss) per share under the treasury stock method or if-converted method, as applicable, because the effect of including such potentially dilutive shares was antidilutive for the period presented:

For the period from June 24, 2021 through December 31, 2021
Warrants	1,029,210
RSUs and PSUs	275,453
1,304,663